Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Number Common Shares Issued	Preferred Stock Series A USD ($)	Preferred Stock Series B USD ($)	Discount on Preferred Stock USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Unearned ESOP Compensation USD ($)	Undivided Profits USD ($)	Accumulated Other Comprehensive Income ( Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 44,024		$ 10,000	$ 500	$ (400)	$ 9,492	$ 14,030	$ (667)	$ 10,056	$ 1,013
Beginning balance, shares at Dec. 31, 2009		7,593,929
Net income	713								713
Other comprehensive income (loss)	(678)									(678)
Release of ESOP shares	75							75
Increase in ESOP notes receivable	(100)							(100)
Stock compensation expense	4						4
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2010	43,493		10,000	500	(300)	9,492	14,034	(692)	10,124	335
Ending balance, shares at Dec. 31, 2010		7,593,929
Net income	900								900
Other comprehensive income (loss)	1,859									1,859
Release of ESOP shares	53						(28)	81
Increase in ESOP notes receivable	(161)							(161)
Stock compensation expense	4						4
Reclass of redeemable ESOP stock	(1,349)						(1,349)
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2011	44,254		10,000	500	(200)	9,492	12,661	(772)	10,379	2,194
Ending balance, shares at Dec. 31, 2011	7,593,929	7,593,929
Net income	404								404
Repurchase of common stock	(304)					(113)	(191)
Repurchase of common stock, shares		(90,260)
Retirement of common stock						(1)	1
Retirement of common stock, shares		(1,173)
Other comprehensive income (loss)	(707)									(707)
Release of ESOP shares	48						(39)	87
Increase in ESOP notes receivable	(190)							(190)
Stock compensation expense	4						4
Reclass of redeemable ESOP stock	(235)						(235)
Record preferred stock dividend and discount accretion	(545)				100				(645)
Ending balance at Dec. 31, 2012	$ 42,729		$ 10,000	$ 500	$ (100)	$ 9,378	$ 12,201	$ (875)	$ 10,138	$ 1,487
Ending balance, shares at Dec. 31, 2012	7,502,496	7,502,496